INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013 Numbers	Mar. 31, 2012 Numbers
Number of Operating Partnerships	94	118
Series Seven [Member]
Number of Operating Partnerships	0	0
Series Nine [Member]
Number of Operating Partnerships	12	18
Series Ten [Member]
Number of Operating Partnerships	14	15
Series Eleven [Member]
Number of Operating Partnerships	15	16
Series Twelve [Member]
Number of Operating Partnerships	21	23
Series Fourteen [Member]
Number of Operating Partnerships	32	46